Schedule of Reconciliation of Income Tax Expense at Statutory U.S. Federal Rate to Reported Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Taxes at statutory rate, amount									$ 34,284	$ 41,576	$ 31,484
State income taxes-net of federal benefit, amount									1,426	(641)	864
Taxes on non U.S. earnings, amount									(16,058)	(12,907)	(13,860)
Valuation allowance, amount									(6,008)	(806)	8,464
Research and manufacturing incentive deductions and credits, amount									(7,024)	(5,681)	(4,374)
Stock compensation, amount									(4,103)	1,770	702
Repatriation tax, amount									36,777
Impact of U.S. tax rate change on deferred balances, amount									(4,209)
Other, amount									(893)	203	1,189
Total Income Tax Expense	$ 7,040	$ 1,122	$ 20,272	$ 5,758	$ 1,211	$ 6,837	$ 7,913	$ 7,553	$ 34,192	$ 23,514	$ 24,469
Taxes at statutory rate									28.00%	35.00%	35.00%
State income taxes-net of federal benefit, rate									1.00%		1.00%
Taxes on non U.S. earnings, rate									(13.00%)	(11.00%)	(15.00%)
Valuation allowance, rate									(5.00%)	(1.00%)	9.00%
Research and manufacturing incentive deductions and credits, rate									(6.00%)	(5.00%)	(5.00%)
Stock compensation, rate									(3.00%)	2.00%	1.00%
Repatriation tax, rate									30.00%
Impact of U.S. tax rate change on deferred balances, rate									(3.00%)
Other, rate									(1.00%)		1.00%
Total Effective Income Tax, rate									28.00%	20.00%	27.00%